Transamerica Premier Funds
                              Institutional Shares

                          Supplement Dated June 4, 1998
             to Institutional Shares Prospectus Dated March 31, 1998


The following information supplements, and should be read in conjunction with, the Prospectus to which this supplement is attached. This supplement replaces the supplement dated May 13, 1998.

The following replaces the last two paragraphs of the section titled "Investment Adviser" which describe the portfolio management of the Funds.

Management decisions for each of the Funds described in this Prospectus are made by a team of expert managers and analysts headed by team leaders (designated as primary managers) and their backups (designated as co-managers). The team leaders are primarily responsible for the day-to-day decisions related to their
Fund. They are supported by the entire group of managers and analysts. A primary manager or co-manager of any one Fund may be on another Fund team. The transactions and performance of the Funds are reviewed periodically by the Investment Adviser's senior officers.

Here's a listing and brief biography of the primary manager and co-managers for each of the Funds:

Transamerica Premier Aggressive Growth Fund and Transamerica Premier Small Company Fund
Primary Manager: Philip Treick, Vice President and Fund Manager, Transamerica Investment Services. B.S.,
University of South Florida, 1987. Financial Analyst, Raymond James Financial Corporation, 1987-1988. Joined
Transamerica in 1988.

Co-Manager: Christopher J. Bonavico, Assistant Vice President and Fund Manager, Transamerica Investment Services.
B.S., University of Delaware, 1987. Equity Research Analyst, Salomon Brothers, 1989-1993. Business Analyst,
Planning & Financial Management, Chase Manhattan Bank, 1988-1989. Joined Transamerica in 1993.

Transamerica Premier Equity Fund
Primary Manager: Jeffrey S. Van Harte, C.F.A. Vice President and Senior Fund Manager, Transamerica Investment
Services. Member of San Francisco Society of Financial Analysts. B.A., California State University at Fullerton,
1980. Securities Analyst and Trader, Transamerica Investment Services, 1980-1984. Joined Transamerica in 1980.

Co-Manager: Philip Treick (see above).

Transamerica Premier Value Fund
Primary Manager: Christopher J. Bonavico (see above).

Co-Manager: Jeffrey S. Van Harte (see above).

Transamerica Premier Index Fund
Primary Manager: Lisa L. Hansen, Assistant Vice President and Senior Trader, Transamerica Investment Services.
B.A. (biology), University of California at Santa Cruz. Senior Trader, Husic Capital Management, 1988-1997.
Assistant Vice President, Senior Trader, Kingsley Jennison McNulty & Morse, Inc., 1979-1988.
Joined Transamerica in 1997.

Co-Manager: Christopher J. Bonavico (see above).

Transamerica Premier Balanced Fund
Primary Manager: Gary U. Rolle', C.F.A., Executive Vice President & Chief Investment Officer, Transamerica
Investment Services. Chairman & President, Transamerica Income Shares. Chief Investment Officer of Transamerica
Occidental Life and Transamerica Life Insurance & Annuity. Former member of the Board of Governors of the Los
Angeles Society of Financial Analysts. B.S. (chemistry and economics), University of California at Riverside.
Chief Investment Officer, Kaufman & Broad and Sun Life Insurance Company of California, 1981-1983. First joined Transamerica in 1967.
Returned to Transamerica in 1983.


Co-Manager: Stephen J. Ahearn, C.F.A., Vice President and Director of Research,
 Transamerica Investment Services.
B.S. (finance), Boston College (Magna Cum Laude). Senior Associate-Municipal
 Bonds, General Electric Investment
Corporation, 1991-1994. Investment Analyst, General Electric Investment Corporation 1987-1991. Financial
Management Program, General Electric Corporation, 1985-1987. Joined
 Transamerica in 1994.

Co-Manager: Christopher J. Bonavico (see above).

Transamerica Premier Bond Fund
Primary Manager: Susan A. Silbert, C.F.A., Senior Vice President and Director of Fixed Income Management,
Transamerica Investment Services. Vice President of Transamerica Income Shares.
 Member of the Los Angeles Society
of Financial Analysts. M.B.A. (finance), University of Southern California. B.S. (finance), University of
Southern California. Joined Transamerica in 1967.

Co-Manager: Matthew W. Kuhns, C.F.A., Vice President and Portfolio Manager, Transamerica Investment Services.
Member of the Bond Club of Los Angeles. M.B.A. (finance), University of Southern California. B.A. (social science), University of California, Berkeley. Assistant Vice President, First National Bank of Chicago,
1987-1991. Assistant to the Budget Director, University of Southern California, 1985-1986. Joined Transamerica in
1991.

     Co-Manager: James J. Flick, Assistant Vice President and Portfolio Manager, Transamerica Investment Services. M.B.A. (finance), University of Chicago. B.S. (mechanical engineering), Ohio State University. Senior Vice
     President-Fixed Income, Lehman Brothers, 1994-1995. Senior Vice President-Fixed Income, J.P. Morgan, 1993-1994. Vice President-Fixed Income, Citicorp Securities, 1990-1993. Associate-Fixed Income, Goldman Sachs, 1987-1990. Engineer, Westinghouse, 1983-1986. Joined Transamerica in 1995.

     Co-Manager: William A. Griffin, C.F.A., Vice President and Portfolio Manager, Transamerica Investment Services. B.A. (history), Colgate University. Analyst, Countrywide Funding Corporation, 1991. Director-Mortgage Research, Mabon Nugent & Co., 1988-1990. Mortgage-backed Options and Intermediate Mortgage Trader, Citicorp Investment Bank, 1986-1987. Mortgage-backed Trading Assistant, Dean Witter Reynolds, 1984-1986. Joined Transamerica in 1991. Transamerica Cash Reserve Fund

     Primary Manager: Kevin J. Hickam, C.F.A. Assistant Vice President and Fund Manager, Transamerica Investment Services. Member of Los Angeles Society of Financial Analysts. M.B.A., Cornell University, 1989. B.S., California State University at Chico, 1984. Senior Accountant, Santa Clara Savings, 1984-1987. Joined Transamerica in 1989.

      Co-Manager:  Rex A. Olson, C.F.A.,
     Securities Analyst, Transamerica Investment Services. Member of the Los Angeles Society of Financial Analysts. B.S. (finance), University of Southern California. Vice President, Mitsubishi Trust, 1987-1997. Associate, National Association of Securities Dealers, 1986-1987. Joined Transamerica in 1997.


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                           Transamerica Premier Funds
                                 Investor Shares

                          Supplement Dated June 4, 1998
               to Investor Shares Prospectus Dated March 31, 1998


The following information supplements, and should be read in conjunction with, the Prospectus to which this supplement is attached. This supplement replaces the supplement dated May 13, 1998.

The following replaces the last two paragraphs of the section titled "Investment Adviser" which describe the portfolio management of the Funds.

Management decisions for each of the Funds described in this Prospectus are made by a team of expert managers and analysts headed by team leaders (designated as primary managers) and their backups (designated as co-managers). The team leaders are primarily responsible for the day-to-day decisions related to their Fund. They are supported by the entire group of managers and analysts. A primary manager or co-manager of any one Fund may be on another Fund team. The transactions and performance of the Funds are reviewed periodically by the Investment Adviser's senior officers.

Here's a listing and brief biography of the primary manager and co-managers for each of the Funds:

Transamerica Premier Aggressive Growth Fund and Transamerica Premier Small Company Fund Primary Manager: Philip Treick, Vice President and Fund Manager, Transamerica Investment Services. B.S., University of South Florida, 1987. Financial Analyst, Raymond James Financial Corporation, 1987-1988. Joined Transamerica in 1988. Co-Manager:
     Christopher J. Bonavico, Assistant Vice President and Fund Manager, Transamerica Investment Services. B.S., University of Delaware, 1987. Equity Research Analyst, Salomon Brothers, 1989-1993. Business Analyst, Planning & Financial Management, Chase Manhattan Bank, 1988-1989. Joined Transamerica in 1993. Transamerica Premier Equity Fund Primary Manager:
     Jeffrey S. Van Harte,  C.F.A.  Vice  President  and  Senior  Fund  Manager,
     Transamerica Investment Services. Member of San Francisco Society of Financial Analysts. B.A., California State University at Fullerton, 1980. Securities Analyst and Trader, Transamerica Investment Services, 1980-1984. Joined Transamerica in 1980.
Co-Manager: Philip Treick (see above).

Transamerica Premier Value Fund
Primary Manager: Christopher J. Bonavico (see above).

Co-Manager: Jeffrey S. Van Harte (see above).

     Transamerica Premier Index Fund Primary Manager: Lisa L. Hansen, Assistant Vice President and Senior Trader, Transamerica Investment Services. B.A. (biology), University of California at Santa Cruz. Senior Trader, Husic Capital Management, 1988-1997. Assistant Vice President, Senior Trader, Kingsley Jennison McNulty & Morse, Inc., 1979-1988. Joined Transamerica in 1997.

Co-Manager: Christopher J. Bonavico (see above).

     Transamerica Premier Balanced Fund Primary Manager: Gary U. Rolle', C.F.A., Executive Vice President & Chief Investment Officer, Transamerica Investment Services. Chairman & President, Transamerica Income Shares. Chief Investment Officer of Transamerica Occidental Life and Transamerica Life Insurance & Annuity. Former member of the Board of Governors of the Los Angeles Society of Financial Analysts. B.S. (chemistry and economics), University of California at Riverside. Chief Investment Officer, Kaufman & Broad and Sun Life Insurance Company of California, 1981-1983. First joined Transamerica in 1967. Returned to Transamerica in 1983.

     Co-Manager: Stephen J. Ahearn, C.F.A., Vice President and Director of Research, Transamerica Investment Services. B.S. (finance), Boston College (Magna Cum Laude). Senior Associate-Municipal Bonds, General Electric Investment Corporation, 1991-1994. Investment Analyst, General Electric Investment Corporation 1987-1991. Financial Management Program, General Electric Corporation, 1985-1987. Joined Transamerica in 1994.
Co-Manager: Christopher J. Bonavico (see above).

     Transamerica Premier Bond Fund Primary Manager: Susan A. Silbert, C.F.A., Senior Vice President and Director of Fixed Income Management, Transamerica Investment Services. Vice President of Transamerica Income Shares. Member of the Los Angeles Society of Financial Analysts. M.B.A. (finance), University of Southern California. B.S. (finance), University of Southern California. Joined Transamerica in 1967.

     Co-Manager: Matthew W. Kuhns, C.F.A., Vice President and Portfolio Manager, Transamerica Investment Services. Member of the Bond Club of Los Angeles. M.B.A. (finance), University of Southern California. B.A. (social science), University of California, Berkeley. Assistant Vice President, First National Bank of Chicago, 1987-1991. Assistant to the Budget Director, University of Southern California, 1985-1986. Joined Transamerica in 1991.

     Co-Manager: James J. Flick, Assistant Vice President and Portfolio Manager, Transamerica Investment Services. M.B.A. (finance), University of Chicago. B.S. (mechanical engineering), Ohio State University. Senior Vice
     President-Fixed Income, Lehman Brothers, 1994-1995. Senior Vice President-Fixed Income, J.P. Morgan, 1993-1994. Vice President-Fixed Income, Citicorp Securities, 1990-1993. Associate-Fixed Income, Goldman Sachs, 1987-1990. Engineer, Westinghouse, 1983-1986. Joined Transamerica in 1995.
     Co-Manager: William A. Griffin, C.F.A., Vice President and Portfolio Manager, Transamerica Investment Services. B.A. (history), Colgate University. Analyst, Countrywide Funding Corporation, 1991. Director-Mortgage Research, Mabon Nugent & Co., 1988-1990. Mortgage-backed Options and Intermediate Mortgage Trader, Citicorp Investment Bank, 1986-1987. Mortgage-backed Trading Assistant, Dean Witter Reynolds, 1984-1986. Joined Transamerica in 1991.

     Transamerica Cash Reserve Fund Primary Manager: Kevin J. Hickam, C.F.A. Assistant Vice President and Fund Manager, Transamerica Investment Services. Member of Los Angeles Society of Financial Analysts. M.B.A., Cornell University, 1989. B.S., California State University at Chico, 1984. Senior Accountant, Santa Clara Savings, 1984-1987. Joined Transamerica in 1989.

     Co-Manager:   Rex  A.  Olson,  C.F.A.,  Securities  Analyst,   Transamerica
     Investment  Services.  Member  of the  Los  Angeles  Society  of  Financial
     Analysts. B.S. (finance), University of Southern California. Vice President, Mitsubishi Trust, 1987-1997. Associate, National Association of Securities Dealers, 1986-1987. Joined Transamerica in 1997.


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